VictoryShares US Small Cap High Div Volatility Wtd ETF Investment Strategy - VictoryShares US Small Cap High Div Volatility Wtd ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) directly or indirectly in the securities included in the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (the “Index”). The Index is an unmanaged, volatility weighted index maintained exclusively by Nasdaq, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The Index follows a rules-based methodology to construct its constituent securities:◼The Index universe begins with the stocks included in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index.◼The Index identifies the 100 highest dividend yielding stocks in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index.◼The 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include more than or fewer than 100 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2026, the Index had a market capitalization range from $1.8 billion to 8.7 billion.The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index.